13F-HR
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<FILENAME>aa13fhr1qtr09


					UNITED STATES
			    SECURITIES AND EXCHANGE COMMISSION
				  Washington, D.C. 20549

					 Form 13F

				   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):    [ ]is a restatement.
				     [ ]adds new holding entries.


Institutional Investment Manager Filing this Report:

Name:	 Atlantic Advisors LLC
Address: 1560 N. Orange Avenue
	 Suite 150
	 Winter Park, FL  32789

Form 13F File Number: 28-13487

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Robert L. Roy II
Title:	President
Phone:	(407) 998-8788

Signature, Place, and Date of Signing:

	Robert L. Roy II	Winter Park, FL		05/11/2009

	[Signature]		[City, State]		[Date]

Report type (Check only one.):

[X]	13F HOLDINGS REPORT.(Check here if all holdings of this reporting
	manager are reported in this report.)

[ ]	13F NOTICE. (Check here if no holdings reported are in this report, and
	all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT.	  (Check here is a portion of the holdings for this
	reporting manager are reported in this report and a portion are reported
	by other reporting manager(s).)


				Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total: $
						   (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file Number(s) of all institutional investment managers with Respect to which this report is filed, other that the Manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE




     		     Form 13F	    INFORMATIONAL	TABLE
COLUMN	   1		    COLUMN  2	COLUMN	3 COLUMN 4	 COLUMN 5	COLUMN 6

NAME OF ISSUER		TITLE OF CLASS	CUSIP	  VALUE	  SHRS OR   SH/ PUT/	INVESTMENT
						  x$1000) PRN AMT   PRN  CALL	DISCRETION

Powershares QQQ Trust	Unit Series 1	 739358	  18192   600000  SH		None
Spider trust		Unit Series 1	 78462F	  23856   300000  SH		None
Powershares QQQ Trust	CALL		 7395A	  (600)	    5000  SH	Call	None
Spider trust		Series 1 Call	 78462F	    600	    2500  SH	Call	None
Spider trust		Series 1 Put	 78462F	    860	    1000  SH	Put	None
Powershares QQQ Trust	Put Option 30	 73935A	   1188     3000  SH	Put	None
Powershares QQQ Trust	Put Option 28	 73935A	    924     3000  SH	Put	None
Spider trust	     Ser 1 Put,Option 8	 78462F	   2464     2000  SH	Put	None
Johnson & Johnson	Common		 478160	     21	     400  SH		None
Microsoft Corp		Common		 594918	      7	     400  SH		None
Pwrshares DB US Dollar	Dollar Indx Bear 73936D	     38	    1400  SH		None
DWS Mun Income TR	Common		 23338M	    280	    3000  SH		None
Angiodynamics Inc.	Common		 03475V	      2	     200  SH		None
Morgan Stanley Asia PC	Common		 61744V	      6      600  SH		None
Cisco System Inc.	Common		 17275R	      3	     200  SH		None
Disney Walt Co.		Common Disney	 254687	      4	     200  SH		None
ING Groep N V		Sponsored ADR	 456837	      1	     200  SH		None
Ishares TR		FTSE Xinhau Indx 464281	      3	     100  SH		None
Cohen & Steers ADV Inc	Common		 19247W	      6	    3000  SH		None
Spider Trust		Unit Series 1 	 78462F	 222432	 2800000  SH		None
Spider trust		Series 1 Put	 78462F	 (7082)  2800000  SH	Put	None
Spider trust		Series 1 Call	 78462F	  36960  2800000  SH	Call	None